Deferred Income Tax - Summary of Movements of Deferred Tax Assets and Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ 364,225	S/ 353,839	S/ 48,682
(Charge) credit to P&L	25,118	42,599	263,806
Charge (credit) to equity			159
(Charge) credit to OCI			15,004
Acquisition of subsidiary	(40,460)	(12,160)	10,363
Ending balance	350,089	364,225	353,839
Difference in depreciation rates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	165,851	61,750	45,155
(Charge) credit to P&L	(74,679)	104,101	16,595
Sale of subsidiaries	(16,189)
Ending balance	74,983	165,851	61,750
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charge) credit to P&L	13,574
Ending balance	13,574
Fair value gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			30,684
(Charge) credit to P&L			13,587
(Charge) credit to OCI			(15,348)
Reclassification of previous years			(28,923)
Deferred income tax liability work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,530	8,242	24,723
(Charge) credit to P&L	2,926	(5,712)	(16,481)
Ending balance	5,456	2,530	8,242
Tax receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32,189	28,867	25,543
(Charge) credit to P&L	689	3,322	3,324
Ending balance	32,878	32,189	28,867
Borrowing costs capitalized [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	19,945	21,418	15,178
(Charge) credit to P&L	(4,229)	(1,473)	6,240
Ending balance	15,716	19,945	21,418
Purchase price allocation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,338	27,118
(Charge) credit to P&L	(11,699)	(11,780)
Reclassification of previous years			30,187
Sale of subsidiaries	(5,201)
Acquisition of subsidiary			(3,069)
Ending balance	(1,562)	15,338	27,118
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,357	13,164	11,810
(Charge) credit to P&L	7,828	(3,724)	2,618
Reclassification of previous years			(1,264)
Sale of subsidiaries	(3,377)	(83)
Ending balance	13,808	9,357	13,164
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	245,210	160,559	153,093
(Charge) credit to P&L	(65,590)	84,734	25,883
(Charge) credit to OCI			(15,348)
Sale of subsidiaries	(24,767)	(83)
Acquisition of subsidiary			(3,069)
Ending balance	154,853	245,210	160,559
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	52,439	105,679	20,949
(Charge) credit to P&L	702	(12,614)	84,571
Charge (credit) to equity		(8,882)	159
Reclassification		(30,901)
Sale of subsidiaries	(14,775)	(683)
Others		(160)
Ending balance	38,366	52,439	105,679
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	86,651	16,381	14,892
(Charge) credit to P&L	(83,561)	79,637	1,489
Sale of subsidiaries	(2,169)	(9,367)
Ending balance	921	86,651	16,381
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	144,089	153,083	91,313
(Charge) credit to P&L	25,733	(8,555)	51,163
Sale of subsidiaries	(33,512)	(438)
Others		(1)
Ending balance	136,310	144,089	153,083
Tax losses [member] | Adexus S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary			10,607
Deferred income tax asset work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	39,487	17,614	24,103
(Charge) credit to P&L	(5,482)	21,873	(6,489)
Ending balance	34,005	39,487	17,614
Accrual for unpaid vacations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,440	12,972	14,977
(Charge) credit to P&L	1,784	2,166	(2,005)
Sale of subsidiaries	(6,215)	(1,697)
Others		(1)
Ending balance	9,009	13,440	12,972
Investments in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		608	1,476
(Charge) credit to P&L		118	(312)
Reclassification		(726)
Others			(556)
Ending balance			608
Provision deterioration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	224,780	172,052
(Charge) credit to P&L	35,289	28,593	172,052
Charge (credit) to equity		(7,493)
Reclassification		31,627
Sale of subsidiaries	(6,462)
Others		1
Ending balance	253,607	224,780	172,052
Tax goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20,413	20,525	17,522
(Charge) credit to P&L	(2,365)	(112)	3,003
Ending balance	18,048	20,413	20,525
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28,136	15,484	16,543
(Charge) credit to P&L	(14,096)	18,358	3,322
Charge (credit) to equity	(95)	(347)
(Charge) credit to OCI			(343)
Sale of subsidiaries	(944)	(236)
Others	1,675	(5,123)	(725)
Ending balance	14,676	28,136	15,484
Other [Member] | Adexus S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary			(3,313)
Deferred Tax Asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	609,435	514,398	201,775
(Charge) credit to P&L	(41,996)	129,464	306,794
Charge (credit) to equity	(95)	(16,722)	159
(Charge) credit to OCI			(343)
Sale of subsidiaries	(64,077)	(12,421)
Others	1,675	(5,284)	(1,281)
Ending balance	S/ 504,942	S/ 609,435	514,398
Deferred Tax Asset [member] | Adexus S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisition of subsidiary			S/ 7,294